Taxation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Taxation

4.	Taxation

Income tax is recognised or provided at amounts expected to be recovered or to be paid using the tax rates and tax laws that have been enacted or substantively enacted at the Group Statement of Financial Position date. Research and development tax credits are recognised on an accruals basis and are included as an income tax credit under current assets. The research and development tax credit recognised is based on management’s estimate of the expected tax claim for the period and is recorded within taxation under the Small and Medium-sized Enterprise Scheme.

	Six months ended June 30, 2024 unaudited £’000	Six months ended June 30, 2023 unaudited £’000
Income tax credit	125	288

7	Taxation

	2023 £’000	2022 £’000	2021 £’000
Current tax credit
Current tax credited to the income statement	407	825	646
Adjustment in respect of prior year	(1)	7	–
Current tax credit	406	832	646
Deferred tax credit
Reversal of temporary differences	–	–	–
Total tax credit	406	832	646

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax in the United Kingdom applied to losses for the year are as follows:

	2023 £’000	2022 £’000	2021 £’000
Loss before tax	(7,485)	(8,488)	(6,106)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 23.52% (2021: 19%; 2020: 19%)	(1,764)	(1,613)	(1,160)
Expenses not deductible for tax purposes	408	392	75
Income not taxable	(5)	(4)	(2)
Adjustment in respect of prior period	1	(7)	–
Effect of R&D relief	26	(357)	(280)
Deferred tax not recognised	928	757	721
Total tax credited to the income statement	(406)	(832)	(646)

The taxation credit arises on the enhanced research and development tax credits accrued for the respective periods.